CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net income	$ 3,929	$ 3,352
Adjustments to reconcile net income to net cash provided by operating activities
Amortization and impairment adjustment of mortgage loan servicing rights	353	160
Premiums and discounts on investment securities, net	135	79
Premiums and discounts on mortgage-backed securities, net	166	96
Deferred loan origination costs, net	194	361
Deferred income taxes	(77)	(642)
Provision for loan losses	3,728	4,241
Depreciation of premises and equipment	853	867
Increase in value of bank-owned life insurance	(638)	(678)
Stock based compensation	370	309
Proceeds from sale of loans originated for sale	26,453	40,455
Origination of loans held for sale	(26,525)	(38,973)
Loss on foreclosed real estate	459	244
Gain on sale of:
Investment securities	(760)	(20)
Loans held for sale	(524)	(871)
(Increase) decrease in:
Accrued interest receivable	128	39
Other assets	419	516
Accrued interest payable	(409)	(1,034)
Other liabilities	426	(1,603)
NET CASH PROVIDED BY OPERATING ACTIVITIES	8,680	6,898
INVESTING ACTIVITIES
Loan originations	(94,586)	(83,117)
Loan principal payments	92,523	99,159
Proceeds from sale of foreclosed real estate	836	1,065
Proceeds from maturities of investment securities available for sale	6,860	590
Principal repayments on mortgage-backed securities held to maturity	583	561
Principal repayments on mortgage-backed securities available for sale	26,651	28,544
Proceeds from sale of investment securities available for sale	9,206	170
Proceeds from sale of mortgage-backed securities available for sale	1,518	0
Purchase of investment securities available for sale	(13,051)	(17,837)
Purchase of mortgage-backed securities available for sale	(18,646)	(17,027)
Purchase of premises and equipment	(615)	(2,141)
Redemption of Federal Home Loan Bank stock	1,744	495
NET CASH PROVIDED BY INVESTING ACTIVITIES	13,023	10,462
FINANCING ACTIVITIES
Net increase (decrease) in customer deposits	1,153	(2,581)
Proceeds of long-term FHLB borrowings	6,573	12,884
Repayment of long-term FHLB borrowings	(21,652)	(31,138)
Net increase (decrease) in advances from borrowers for taxes and insurance	156	(65)
Treasury stock acquired	(122)	0
Exercise of stock options	211	207
Tax benefit arising from stock compensation	3	6
Common stock dividends paid	(534)	(2,037)
NET CASH USED BY FINANCING ACTIVITIES	(14,212)	(22,724)
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	7,491	(5,364)
Cash and cash equivalents at beginning of period	7,437	12,801
Cash and cash equivalents at end of period	14,928	7,437
Cash paid for:
Interest on deposits and borrowings	7,824	11,242
Income taxes	1,030	2,237
Non-cash transactions:
Capitalization of mortgage servicing rights	238	341
Transfers from loans to foreclosed real estate	$ 5,544	$ 7,479